Commitments (Details Narrative 1)		1 Months Ended	3 Months Ended			9 Months Ended			11 Months Ended	12 Months Ended
	Mar. 23, 2017 USD ($) Number	Apr. 30, 2015	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) Number	Sep. 30, 2016	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)
Annual rent				$ 13,822		$ 42,716		$ 41,364	$ 19,613	$ 55,186	$ 66,556	$ 42,808
Description of acquired business

Consists of a 120,000 square foot commercial wafer-manufacturing facility, including Class 100/Class 1000 cleanroom space, located in Canandaigua, New York, 57-acres of real estate and improvements associated with the manufacturing facility, 150-mm silicon MEMS wafer fab operations, including semiconductor manufacturing tools.

Revenues			$ 308,964		$ 234,334	$ 468,032		$ 234,334
Asset Purchase Agreement [Member] | Research Foundation for the State University of New York (RF-SUNY) [Member] | Fuller Road Management Corporation (FRMC) [Member]
Aggregate purchase price	$ 2,750,000
Number of employees | Number	28
Escrow deposit	$ 10,000
Description of agreement	If the Company sells the property subject to the RP Agreement within three (3) years after the date of the RP Agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions.
Description of penalty	The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”).
24 - Month Lease Agreement [Member] | Office Space [Member] | Huntersville, North Carolina [Member]
Lease term		3 years					3 years
Multiple Customers [Member]
Number of employees | Number						28
Revenues						$ 3,000,000